Financial Instruments - Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 2,913,117.7	$ 31,046.8	₨ 2,462,279.4
Estimated fair value	(17,060.2)	(181.9)	(12,875.5)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	925,004.9	9,858.3	714,278.7
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	969,271.9	10,330.1	781,152.1
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	1,018,840.9	10,858.4	966,848.6
Estimated fair value	(1,524.8)	(16.3)	(1,462.5)
Guarantees [Member]
Guarantor Obligations [Line Items]
Estimated fair value	₨ (15,535.4)	$ (165.6)	₨ (11,413.0)